Derivatives - Counterparty collateral (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Cash | Collateral deposits on derivative contracts for the benefit of the company
Derivatives
Financial assets pledged as collateral	$ 50.0	$ 42.2
Government securities
Derivatives
Financial assets pledged as collateral	1,015.1	492.3
Government securities | Collateral deposits on derivative contracts for the benefit of the company
Derivatives
Financial assets pledged as collateral	1,015.1	492.3
Holding company cash and investments | Collateral deposits on derivative contracts for the benefit of the derivative counterparties
Derivatives
Financial assets pledged as collateral	344.4	337.0
Amount of collateral originally required for deposit	271.6	270.3
Amount of collateral deposits attributable to changes in fair value since the most recent reset date	$ 72.8	$ 66.7